Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 10:- ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31
	2016	2015

Government authorities	$-	$6
Derivatives	32	17
Professional services	118	188
Tax accruals	58	56
Other	51	53

	$259	$320